Related Party (Tables)	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Schedule of Related Parties Transactions	The related parties had transactions for the years ended December 31, 2023 and 2022 consist of the following:
Name of the related parties	Nature of the relationship
Jie Liu	CEO of the Company
Yuanqing Liu	Family member of the CEO, Father of the CEO
Ronglan Sun	Family member of the CEO, Mother of the CEO
Hongyu Hao	Family member of the CEO and Vice President of Purchase Department
Huimin Lv	CEO assistant of the Company and Vice President of HR & Administration
Yuanxiang Liu	Family member of the CEO, Uncle of the CEO
Li Liu	Family member of the CEO, Sister of the CEO
Yongqing Dong	Family member of the CEO

Schedule of Amount Due To Related Parties	Amount due from (due to) related parties:
	As of December 31,
	2023	2022
Jie Liu	$350,983	$(56,762)
Hongyu Hao	(68)	(545,054)
Yongqing Dong	(8,862)	(5,362)
Huimin Lv	-	(58)
Due from (due to) related parties, net	$342,053	$(607,236)